Significant Events - Force Majeure Relief (Details) - CAD ($) $ in Millions		12 Months Ended
	Nov. 18, 2016	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other provisions [line items]
Reversal of unused provision		$ (5)	$ (4)
Force Majeure Relief Claim
Disclosure of other provisions [line items]
Reversal of unused provision	$ 94